Post employment benefits	12 Months Ended
Mar. 31, 2021
Post employment benefits
Post employment benefits

 25. Post employment benefits

The Group operates a number of Defined Benefit and Defined Contribution retirement plans for our employees. The Group’s largest defined benefit plan is in the UK. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation”.

Accounting policies

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or liability on the statement of financial position. Defined benefit plan liabilities are assessed using the projected unit funding method and applying  the principal actuarial assumptions at the reporting period date. Assets are valued at market value.

Actuarial gains and losses are taken to the statement of comprehensive income as incurred. For this purpose, actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, and costs incurred for the management of plan assets are also taken to other comprehensive income.

Other movements in the net surplus or deficit are recognised in the income statement, including the current service cost, any past service cost and the effect of any settlements. The interest cost less the expected interest income on assets is also charged to the income statement. The amount charged to the income statement in respect of these plans is included within operating costs or in the Group’s share of the results of equity accounted operations, as appropriate.

The Group’s contributions to defined contribution pension plans are charged to the income statement as they fall due.

Background

At 31 March 2021 the Group operated a number of retirement plans for the benefit of its employees throughout the world, with varying rights and obligations depending on the conditions and practices in the countries concerned. The Group’s philosophy is to provide access to defined contribution retirement plans where feasible and to manage legacy defined benefit retirement arrangements. Defined benefit plans provide benefits based on the employees’ length of pensionable service and their final pensionable salary or other criteria. Defined contribution plans offer employees individual funds that are converted into benefits at the time of retirement.

The Group operates defined benefit plans in Germany, India, Ireland, Italy, the UK, the United States and the Group operates defined benefit indemnity plans in Greece and Turkey. Defined contribution plans are currently provided in Egypt, Germany, Greece, Hungary, India, Ireland, Italy, Portugal, South Africa, Spain and the UK.

Income statement expense

	2021	2020	2019
	€m	€m	€m
Defined contribution plans	204	180	166
Defined benefit plans	31	46	57
Total amount charged to income statement (note 24)	235	226	223

Defined benefit plans

The Group’s retirement policy is to provide competitive pension provision, in each operating country, in line with the market median for that location. The Group’s preferred retirement provision is focused on Defined Contribution (‘DC’) arrangements and/or State provision for future service.

The Group’s main defined benefit funding liability is the Vodafone UK Group Pension Scheme (‘Vodafone UK plan’). Since June 2014 the Vodafone UK plan has consisted of two segregated sections: the Vodafone Section and the Cable & Wireless Section (‘CWW Section’). Both sections are closed to new entrants and to future accrual. The Group also operates smaller funded and unfunded plans in the UK, funded and unfunded plans in Germany and funded plans in Ireland. Defined benefit pension provision exposes the Group to actuarial risks such as longer than expected longevity of participants, lower than expected return on investments and higher than expected inflation, which may increase the liabilities or reduce the value of assets of the plans.

The main defined benefit plans are administered by trustee boards which are legally separate from the Group and consist of representatives who are employees, former employees or are independent from the Group. The trustee boards of the pension plans are required by legislation to act in the best interest of the participants, set the investment strategy and contribution rates and are subject to statutory funding regimes.

The Vodafone UK plan is registered as an occupational pension plan with HM Revenue and Customs (‘HMRC’) and is subject to UK legislation and operates within the framework outlined by the Pensions Regulator. UK legislation requires that pension plans are funded prudently and that valuations are undertaken at least every three years. Separate valuations are required for the Vodafone Section and CWW Section.

The trustees obtain regular actuarial valuations to check whether the statutory funding objective is met and whether a recovery plan is required to restore funding to the level of the agreed technical provisions. The 31 March 2019 triennial actuarial valuation for the Vodafone Section and CWW Section of the Vodafone UK plan showed a net deficit of £78 million (€90 million) on the funding basis, comprising of a £173 million (€200 million) deficit for the Vodafone Section and a £95 million (€110 million) surplus for the CWW Section. These plan- specific actuarial valuations will differ to the IAS 19 accounting basis, which is used to measure pension assets and liabilities presented in the Group’s consolidated statement of financial position.

Following the 2019 triennial valuation, the Group and trustees of the Vodafone UK plan agreed a funding plan to address the valuation deficit in the Vodafone Section over the period to 31 March 2025 and made a cash contribution on 4 September 2020 of £80 million (€90 million) into the Vodafone Section. This cash payment was invested into an annuity policy issued by a third party insurance company which in turn entered into a reinsurance policy covering these risks with the Group's captive insurance company, see note 15 "Trade and other payables". No further contributions are due in respect of the deficit revealed at the 2019 valuation.

Funding plans are individually agreed for each of the Group’s other defined benefit plans with the respective trustees or governing board, taking into account local regulatory requirements. It is expected that ordinary contributions of €78 million will be paid into the Group’s defined benefit plans during the year ending 31 March 2022. The Group has also provided certain guarantees in respect of the Vodafone UK plan; further details are provided in note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements.

The investment strategy for the UK plans is controlled by the trustees in consultation with the Group and the plans have no direct investments in the Group’s equity securities or in property or other assets currently used by the Group. The allocation of assets between different classes of investment is reviewed regularly and is a key factor in the trustee investment policy. The trustees aim to achieve the plan's investment objectives through investing partly in a diversified mix of growth assets which, over the long term, are expected to grow in value by more than the low risk assets. The low risk assets include cash and gilts, inflation and interest rate hedging and in substance insured pensioner annuity policies in both the Vodafone Section and CWW Sections of the Vodafone UK plan. A number of investment managers are appointed to promote diversification by assets, organisation and investment style and current market conditions and trends are regularly assessed, which may lead to adjustments in the asset allocation.

Actuarial assumptions

The Group’s plan liabilities are measured using the projected unit credit method using the principal actuarial assumptions set out below:

	2021	2020	2019
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]:
Rate of inflation[2]	2.9	2.2	2.9
Rate of increase in salaries	2.7	2.5	2.7
Discount rate	1.8	2.0	2.3

Notes:

1	Figures shown represent a weighted average assumption of the individual plans.
2	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Mortality assumptions used are based on recommendations from the individual local actuaries which include adjustments for the experience of the Group where appropriate. The Group’s largest plan is the Vodafone UK plan. Further life expectancies assumed for the UK plans are 23.4/25.4 years (2020: 23.2/25.2 years) for a male/female pensioner currently aged 65 years and 25.4/27.4 (2020: 25.1/27.2 years) from age 65 for a male/female non-pensioner member currently aged 40.

Charges made to the consolidated income statement and consolidated statement of comprehensive income (‘SOCI’) on the basis of the assumptions stated above are:

	2021	2020	2019
	€m	€m	€m
Current service cost	37	37	31
Past service costs[1,2]	2	—	16
Net interest (income)/charge	(8)	9	10
Total included within staff costs	31	46	57
Actuarial (losses)/gains recognised in the SOCI	(686)	640	(33)

Notes:

1Following a High Court judgement on 21 October 2018 which concluded that affected defined benefit plans should equalise pension benefits for men and women in relation to guaranteed minimum pension (‘GMP’) benefits the Group has recorded a pre-tax past service cost of €16 million (£14 million) in the year ended 31 March 2019.

2Following a further judgement on 20 November 2020 which concluded that effected defined benefit plans should also equalise transfer value payments for men and women in relation to guaranteed minimum pension (‘GMP’) benefits the Group has recorded a pre-tax past service cost of €2 million (£2 million) in the year ended 31 March 2021.

Duration of the benefit obligations

The weighted average duration of the defined benefit obligation at 31 March 2021 is 21 years (2020: 21 years).

Fair value of the assets and present value of the liabilities of the plans

The amount included in the statement of financial position arising from the Group’s obligations in respect of its Defined benefit plans is as follows:

	Assets	Liabilities	Net deficit
	€m	€m	€m
1April 2019	6,974	(7,431)	(457)
Service cost	–	(37)	(37)
Interest income/(cost)	154	(163)	(9)
Return on plan assets excluding interest income	108	–	108
Actuarial gains arising from changes in demographic assumptions	–	252	252
Actuarial gains arising from changes in financial assumptions	–	383	383
Actuarial losses arising from experience adjustments	–	(103)	(103)
Employer cash contributions	42	–	42
Member cash contributions	10	(10)	–
Benefits paid	(237)	237	–
Exchange rate movements	(143)	156	13
Other movements	(2)	(38)	(40)
31 March 2020	6,906	(6,754)	152
Service cost	–	(39)	(39)
Interest income/(cost)	137	(129)	8
Return on plan assets excluding interest income	466	–	466
Actuarial losses arising from changes in financial assumptions	–	(1,118)	(1,118)
Actuarial losses arising from experience adjustments	–	(34)	(34)
Employer cash contributions	125	–	125
Member cash contributions	10	(10)	–
Benefits paid	(243)	243	–
Exchange rate movements	244	(249)	(5)
Other movements	(13)	5	(8)
31 March 2021	7,632	(8,085)	(453)

An analysis of the net (deficit)/surplus is provided below for the Group as a whole.

	2021	2020
	€m	€m
Analysis of net (deficit)/surplus:
Total fair value of plan assets	7,632	6,906
Present value of funded plan liabilities	(7,968)	(6,641)
Net (deficit)/surplus for funded plans	(336)	265
Present value of unfunded plan liabilities	(117)	(113)
Net (deficit)/surplus	(453)	152
Net (deficit)/surplus is analysed as:
Assets[1]	60	590
Liabilities	(513)	(438)

Note:

1

Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus/(deficit) is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section
	2021	2020	2021	2020
	€m	€m	€m	€m
Analysis of net surplus/(deficit):

Total fair value of plan assets	2,912	2,842	3,298	2,873
Present value of plan liabilities	(2,852)	(2,393)	(3,457)	(2,731)
Net surplus/(deficit)	60	449	(159)	142
Net surplus/(deficit) are analysed as:
Assets	60	449	0	142
Liabilities	0	—	(159)	—

Fair value of plan assets

	2021	2020
	€m	€m
Cash and cash equivalents	247	96
Equity investments:
With quoted prices in an active market	1,376	1,018
Without quoted prices in an active market	294	197
Debt instruments:
With quoted prices in an active market	4,589	4,446
Without quoted prices in an active market	559	513
Property:
With quoted prices in an active market	26	18
Without quoted prices in an active market	494	391
Derivatives:[1]
Without quoted prices in an active market	(1,557)	(1,110)
Investment fund	604	533
Annuity policies
With quoted prices in an active market	4	3
Without quoted prices	996	801
Total	7,632	6,906

Note:

1Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 “Fair Value Measurement” principles and classified as unquoted accordingly.

The fair value of plan assets, which have been measured in accordance with IFRS 13 “Fair Value Measurement”, are analysed by asset category above and are subdivided by assets that have a quoted market price in an active market and those that do not, such as investment funds. Where available, the fair values are quoted prices (e.g. listed equity, sovereign debt and corporate bonds). Unlisted investments without quoted prices in an active market (e.g. private equity) are included at values provided by the fund manager in accordance with relevant guidance. Other significant assets are valued based on observable inputs such as yield curves. The Vodafone UK plan annuity policies fully match the pension obligations of those pensioners insured and therefore are set equal to the present value of the related obligations. Investment funds of €604 million at 31 March 2021 include investments in diversified alternative beta funds held in the Vodafone Section of the Vodafone UK plan.

The actual return on plan assets over the year to 31 March 2021 was a gain of €603 million (2020: €262 million gain).

Sensitivity analysis

Measurement of the Group’s defined benefit retirement obligation is sensitive to changes in certain key assumptions. The sensitivity analysis below shows how a reasonably possible increase or decrease in a particular assumption would, in isolation, result in an increase or decrease in the present value of the defined benefit obligation as at 31 March 2021.

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 1 year	Increase by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined benefit obligation[1]	(572)	641	(4)	4	854	(738)	(278)	275

Note:

1

The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.